Income Taxes - Additional Information (Detail) $ in Millions, $ in Millions		12 Months Ended
	Jun. 30, 2018 CAD ($)	Oct. 31, 2018 CAD ($)	Oct. 31, 2018 USD ($)	Oct. 31, 2017 CAD ($)	Oct. 31, 2016 CAD ($)
Disclosure Of Income Taxes [Line Items]
Net deferred tax assets		$ 558		$ 697	$ 750
Deferred tax assets		601		727
Deferred tax liabilities		43		30
U.S. Tax reforms impact net tax expense			$ 90
U.S. Tax reforms impact amount recognized in income			88
U.S. Tax reforms impact amount recognized in OCI			$ 2
2005 Enron settlement payments and related legal expenses amount		3,000
Additional income tax by denying the tax deductibility	$ 229			298
Enron [member]
Disclosure Of Income Taxes [Line Items]
Enron potential additional accounting tax benefit		231
Enron potential additional accounting tax expense		820
Enron [member] | Refunds provision [member]
Disclosure Of Income Taxes [Line Items]
Enron potential additional taxable refund interest		210
Enron Potential Additional non-deductible Interest		157
Caribbean [member]
Disclosure Of Income Taxes [Line Items]
Unused tax losses for which deferred tax assets have not been recognized		1,051		1,141
Unused tax losses for which deferred tax assets have not been recognized with no expiry date		0		0
Unused tax losses for which deferred tax assets have not been recognized with expiry date		$ 1,051		$ 1,141
Unused tax losses for which deferred tax assets have not been recognized, expiration period		Within 10 years	Within 10 years	Within 10 years
Canada [member]
Disclosure Of Income Taxes [Line Items]
Unused tax losses for which deferred tax assets have not been recognized		$ 614		$ 0
U.S [member]
Disclosure Of Income Taxes [Line Items]
U.S. tax reforms new tax rate		21.00%	21.00%